Segment and geographic information	12 Months Ended
Jun. 30, 2021
Segment and geographic information
Segment and geographic information

7.    Segment and geographic information

In line with the management approach, the operating segments were identified on the basis of Mytheresa Group’s internal reporting and how our chief operating decision maker (CODM) assesses the performance of the business. Mytheresa Group collectively identifies its Chief Executive Officer and Chief Financial Officer as the CODM. On this basis, Mytheresa Group identifies its operations and retail store as separate operating segments. Segment EBITDA is used to measure performance, because management believes that this information is the most relevant in evaluating the respective segments relative to other entities that operate in the retail business.

Segment EBITDA is defined as operating income excluding depreciation and amortization.

Assets are not allocated to the different business segments for internal reporting purposes.

The following is a reconciliation of the Company’s segment EBITDA to consolidated net income.

	June 30, 2019
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	365,558	13,528	379,086	—	379,086
EBITDA	26,455	2,634	29,089	(2,327)	26,762
Depreciation and amortization					(7,686)
Finance expenses, net					(13,986)
Income tax expense					(3,439)
Net income					1,651
(1)	Reconciliation relates to corporate administrative expenses, which have not been allocated to the online operations or the retail stores of €2,327 thousand in fiscal 2019.

	June 30, 2020
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	437,448	12,039	449,487	—	449,487
EBITDA	32,361	1,947	34,308	(5,513)	28,795
Depreciation and amortization					(7,885)
Finance expenses, net					(11,119)
Income tax expense					(3,441)
Net income					6,350
(1)

Reconciliation relates to corporate administrative expenses, which have not been allocated to the online operations or the retail stores, including €5,206 thousand related to IPO preparation and transaction costs and share-based compensation of €65 thousand during the year ended June 30, 2020.

	June 30, 2021
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	602,871	9,225	612,096	—	612,096
EBITDA	65,357	1,670	67,027	(90,956)	(23,929)
Depreciation and amortization					(8,232)
Finance income, net					15,091
Income tax expense					(15,534)
Net income					(32,604)
(1)	Reconciliation relates to corporate administrative expenses, which have not been allocated to the online operations or the retail stores, including €6,984 thousand related to IPO preparation and transaction costs and IPO related share-based compensation of €71,889 thousand during the year ended June 30, 2021.